Finance Debt - Summarized Information on Current and Non-current Finance Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Financing	$ 109,046	$ 118,126
Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	21,505
United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	79,281
R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	406
United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,383
Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Financing	91
Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,373
Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 7
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.10%	6.20%
Weighted Average [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.60%
Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.10%
Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.60%
Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Weighted Average [member] | Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	0.40%
Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Floating interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 17,925
Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	35,200
Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	93
Floating interest rate [member] | Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Financing	91
Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	183
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	109,046
Fixed interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,580
Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	44,081
Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	313
Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,383
Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,190
Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 7
Fixed interest rate [member] | Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	14.00%
Fair value [Member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 118,768
Fair value [Member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 18,499
Fair value [Member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	88,968
Fair value [Member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	391
Fair value [Member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,590
Fair value [Member] | Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Financing	97
Fair value [Member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	6,069
Fair value [Member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	7
Fair value [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	116,621
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 9,755
Not later than one year [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,460
Not later than one year [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,123
Not later than one year [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	85
Not later than one year [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	62
Not later than one year [member] | Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Financing	91
Not later than one year [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	173
Not later than one year [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 7
Not later than one year [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.60%	6.10%
Not later than one year [member] | Weighted Average [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.60%
Not later than one year [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.40%
Not later than one year [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.80%
Not later than one year [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Not later than one year [member] | Weighted Average [member] | Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	0.40%
Not later than one year [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.30%
Not later than one year [member] | Floating interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 772
Not later than one year [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,893
Not later than one year [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	20
Not later than one year [member] | Floating interest rate [member] | Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Financing	91
Not later than one year [member] | Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1
Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	7,001
Not later than one year [member] | Fixed interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	688
Not later than one year [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,230
Not later than one year [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	65
Not later than one year [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	62
Not later than one year [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	172
Not later than one year [member] | Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 7
Not later than one year [member] | Fixed interest rate [member] | Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	14.00%
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 11,216
Later than one year and not later than two years [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,779
Later than one year and not later than two years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,814
Later than one year and not later than two years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	81
Later than one year and not later than two years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 802
Later than one year and not later than two years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%	6.00%
Later than one year and not later than two years [member] | Weighted Average [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.60%
Later than one year and not later than two years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.80%
Later than one year and not later than two years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.70%
Later than one year and not later than two years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.30%
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,335
Later than one year and not later than two years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,565
Later than one year and not later than two years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	19
Later than one year and not later than two years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	6,476
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	444
Later than one year and not later than two years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,249
Later than one year and not later than two years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	62
Later than one year and not later than two years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	802
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 20,898
Later than two years and not later than three years [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,103
Later than two years and not later than three years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,228
Later than two years and not later than three years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	81
Later than two years and not later than three years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 229
Later than two years and not later than three years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%	5.90%
Later than two years and not later than three years [member] | Weighted Average [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.80%
Later than two years and not later than three years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.80%
Later than two years and not later than three years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.60%
Later than two years and not later than three years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,678
Later than two years and not later than three years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,918
Later than two years and not later than three years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	19
Later than two years and not later than three years [member] | Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	182
Later than two years and not later than three years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	9,641
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	425
Later than two years and not later than three years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,310
Later than two years and not later than three years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	62
Later than two years and not later than three years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	47
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 16,313
Later than three years and not later than four years [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,052
Later than three years and not later than four years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	8,716
Later than three years and not later than four years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	81
Later than three years and not later than four years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 896
Later than three years and not later than four years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%	5.90%
Later than three years and not later than four years [member] | Weighted Average [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	7.30%
Later than three years and not later than four years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.70%
Later than three years and not later than four years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.30%
Later than three years and not later than four years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,632
Later than three years and not later than four years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,152
Later than three years and not later than four years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	19
Later than three years and not later than four years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	12,745
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	420
Later than three years and not later than four years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,564
Later than three years and not later than four years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	62
Later than three years and not later than four years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	896
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 18,777
Later than four years and not later than five years [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,648
Later than four years and not later than five years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	12,571
Later than four years and not later than five years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	78
Later than four years and not later than five years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 717
Later than four years and not later than five years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.70%	5.40%
Later than four years and not later than five years [member] | Weighted Average [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.80%
Later than four years and not later than five years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.60%
Later than four years and not later than five years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	2.60%
Later than four years and not later than five years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.80%
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 4,269
Later than four years and not later than five years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	9,539
Later than four years and not later than five years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	16
Later than four years and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	18,014
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	379
Later than four years and not later than five years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,032
Later than four years and not later than five years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	62
Later than four years and not later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	717
Later Than Five Years and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 41,167
Later Than Five Years and Thereafter [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,463
Later Than Five Years and Thereafter [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	44,829
Later Than Five Years and Thereafter [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,321
Later Than Five Years and Thereafter [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,556
Later Than Five Years and Thereafter [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.40%	6.40%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.50%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 4,239
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	13,133
Later Than Five Years and Thereafter [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financing	55,169
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,224
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	31,696
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,321
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,556